Equity-Accounted Investments - Exmar LPG Joint Venture - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) lease	Dec. 31, 2016 USD ($)	Jun. 30, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Parent guarantee percent			50.00%
Number of capital leases | lease	4
Carrying value of guarantee liability	$ 1.6	$ 1.3
Advances to equity-accounted joint ventures	52.3	52.3
Interest accrued on advances	0.2	1.1
Difference between carrying amount and book value	$ 25.5	$ 30.2
Exmar LPG Joint Venture | LIBOR
Schedule of Equity Method Investments [Line Items]
Basis spread on variable rate (as a percent)	0.50%
Exmar LPG Joint Venture | Exmar NV
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%